ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2018
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of list of the Group's subsidiaries, VIEs and the VIEs' subsidiaries

		Percentage of
		beneficial interest
		by iKang
Names	Place of incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:
iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	BVI	100%	Holding company
ShanghaiMed iKang, Inc. (“Beijing iKang”)	PRC	100%	On-demand healthcare services
Shanghai iKang Co., Ltd. (“Shanghai iKang”)	PRC	100%	On-demand healthcare services
iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	BVI	73%	Holding company
iKang Health Management (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	PRC	73%	On-demand healthcare services
Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	Hong Kong	100%	Holding company
Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	PRC	100%	Medical examinations & clinical services
Yuanhua Healthcare Limited (“Yuanhua HK”)	Hong Kong	100%	Holding company
Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	PRC	100%	On-demand healthcare services
MediFast (Hong Kong) Limited (“MediFast”)	Hong Kong	80%	Medical examinations & clinical services
WA Centers HK Limited (“WA Health Care”)	Hong Kong	70%	Holding company
iKang(Shanghai) Financing Lease Co., Ltd. (“iKang(Shanghai) Financing Lease”)	PRC	100%	Lease services
iKang MRI Center, Inc.	BVI	70%	Medical service
iKang MRI Center, Limited	Hong Kong	100%	Medical service
iKang mHealth, Inc.	BVI	70%	Medical service
iKang Health Cloud Technology Limited	Hong Kong	100%	Medical service
iKang Health Cloud (Beijing) Software Co., Ltd. (“iKang Health Cloud”)	PRC	100%	Research & development
VIEs:
iKang Healthcare Technology Group Co., Ltd.(formerly named as “Shanghai iKang Guobin Holding Co., Ltd.”)(“iKang Holding”)	PRC	100%	Holding company
Hangzhou iKang Guobin Clinic Co., Ltd. (“iKang Hangzhou Xixi”)	PRC	73%	Medical examinations
Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	PRC	100%	Holding company
Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	PRC	80%	On-demand healthcare services

		Percentage of beneficial interest by iKang Healthcare Group, Inc.

Names	Place of incorporation		Principal activities

VIEs’ major subsidiaries (Note):
iKang Guobin Healthcare Group Co., Ltd.(formerly named as “Beijing iKang Online Technology Co., Ltd.”) (“iKang Online”)	PRC	100%	On-demand healthcare services
Guangzhou iKang Guobin Health Examination Co., Ltd. (“iKang Guangzhou Huanshi”)	PRC	100%	Medical examinations

Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	PRC	100%	Medical examinations & clinical services
Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	PRC	100%	Medical examinations
Shanghai iKang Jianwei Healthcare Management Co., Ltd. (“Jianwei Healthcare Management”)	PRC	54.4%	On-demand healthcare services
Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	PRC	70%	On-demand healthcare services

Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	PRC	100%	Medical examinations & clinical services
Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	PRC	100%	Medical examinations
Beijing iKang Guobin Wanzhishou Clinic Co., Ltd. (“iKang Beijing Wanzhishou”)	PRC	100%	Medical examinations
Beiijng iKang Medical Examination Application Technology Co., Ltd. (“Medical Examination Application”)	PRC	70%	On-demand healthcare services
Beijing Daoyitong Health Management Co., Ltd. (“Beijing Daoyitong”)	PRC	70%	On-demand healthcare services
Shanghai Jinxiu Huajian Clinic Co., Ltd. (“Shanghai Jinxiu Huajian”)	PRC	100%	Medical examinations
Chengdu Gaoxin iKang Dental Clinic Co., Ltd. (“iKang Chengdu Gaoxin”)	PRC	100%	Dental services
Shenzhen iKang Guobin Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Clinic”) (“iKang Shenzhen Luohu”)	PRC	100%	Medical examinations
Beijing iKang Guobin Zhongguan Clinic Co., Ltd. (“iKang Beijing Zhongguancun”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Renren Clinic Co., Ltd. (“iKang Shanghai Yangpu”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Blue Cross Clinic Co., Ltd. (“iKang Shanghai Lujiazui”)	PRC	100%	Medical examinations
Beijing iKang Guobin Clinic Co., Ltd. (“iKang Beijing Xuanwumen”)	PRC	100%	Medical examinations
Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	PRC	100%	Medical examinations
Beijing iKang Guobin Xinei Clinic Co., Ltd. (“iKang Beijing Xinei”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Fukang Clinic Co., Ltd. (“Yan’an West Road”)	PRC	100%	Medical examinations
Hangzhou iKang Guobin Wenhui Clinic Co., Ltd. (“iKang Hangzhou Wenhui”)	PRC	100%	Medical examinations
Chengdu Jinjiang iKang Guobin Hongzhaobi Health Examination General Clinic Co., Ltd. (“iKang Chengdu Hongzhaobi”)	PRC	100%	Medical examinations
iKang Dental Hospital Management Co., Ltd. (“iKang Dental Hospital Management”)	PRC	100%	Management of dental services
Beijing iKang Guobin Lidu Clinic Co., Ltd. (“iKang Beijing Lidu”)	PRC	100%	Medical examinations
Beijing iKang Guobin Jianwai Clinic Co., Ltd. (“iKang Beijing Jianguomen”)	PRC	100%	Medical examinations
Fuzhou iKang Guobin Clinic Co., Ltd. (“iKang Fuzhou Gulou”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Zhonghuan Yipin Clinic Co., Ltd. (formerly named as “Shanghai Zhonghuan Yipin Clinic Co., Ltd.”) (“iKang Shanghai Zhonghuan”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Yipin Clinic Co., Ltd. (formerly named as “Shanghai Yipin Clinic Co., Ltd.”) (“iKang Shanghai Jing’an”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Waizhitan Clinic Co., Ltd. (“iKang Shanghai Yan’an East Road”)	PRC	100%	Medical examinations
Shanghai iKang Guobin Jianzhiwei Clinic Co., Ltd. (formerly named as “Shanghai iKang Guobin Jianwei Clinic Co., Ltd.”) (“iKang Shanghai Jianwei”)	PRC	100%	Medical examinations
Tianjin Heping Aibin Clinic Co., Ltd. (“iKang Tianjin Heping”)	PRC	100%	Medical examinations
Suzhou iKang Guobin Clinic Co., Ltd. (formerly named as “Suzhou Aibin Clinic, Co., Ltd.”) (“iKang Suzhou”)	PRC	100%	Medical examinations
Suzhou Zhuoyue Clinic Co., Ltd. (“Suzhou Zhuoyue”)	PRC	100%	Medical examinations
Guangzhou iKang Guobin Huacheng Clinic (LLP) (“iKang Guangzhou Wokang”)	PRC	100%	Medical examinations
Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	PRC	100%	Medical examinations
Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	PRC	100%	Medical examinations
Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	PRC	62.5%	Medical examinations
Chengdu Gaoxin iKang Guobin Chengnan Clinic Co., Ltd. (“Chengdu Gaoxin iKang West City”)	PRC	100%	Medical examinations
Shanghai Huajian Clinic Co., Ltd. (“Shanghai Huajian”)	PRC	100%	Medical examinations
Shanghai Huajian Health Examination Management Co., Ltd. (“Shanghai Huajian Management”)	PRC	100%	On-demand healthcare services
Shanghai Zhenjing Clinic Co., Ltd. (“Shanghai Zhenjing”)	PRC	70%	Medical examinations
Beijing iKang Guobin Shunping Clinic Co., Ltd. (“iKang Beijing Shunping”)	PRC	100%	Medical examinations
Chongqing iKang Zhuoyue Clinic Co., Ltd. (“iKang Chongqing Zhuoyue”)	PRC	100%	Medical examinations
Xi’an Lianhu iKang Guobin Zhuoyue Hospital Co., Ltd. (“Xi’an Lianhu Yinglun”)	PRC	70%	Medical examinations
Guizhou Wishstar Health Examination Clinic Co., Ltd. (“Guizhou Wishstar”)	PRC	60%	Medical examinations
Beijing iKang Guobin Sunny Jingchao Clinic Co., Ltd. (“iKang Beijing Jingchao”)	PRC	83%	Medical examinations
Yantai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Yantai Ciming”)	PRC	70%	On-demand healthcare services
Beijing Bohui Clinic Co., Ltd. (“Beijing Bohui”)	PRC	100%	Medical examinations
Wuhan iKang Zhuoyue Clinic Co., Ltd. (“Wuhan Zhuoyue”)	PRC	100%	Medical examinations
Shanghai iKang Jun’an Clinic Co., Ltd. (“Shanghai Jun’an”)	PRC	100%	Medical examinations
Yinchuan iKang Guobin Clinic Co., Ltd. (“Yinchuan Clinic”)	PRC	100%	Medical examinations

Note: Net revenues generated from these VIEs’ major subsidiaries accounted for approximately 80% of the Group’s net revenues as of March 31, 2018.

Schedule of financial statements amounts and balances of the VIE entities were included in the accompanying consolidated financial statements (after inter-company elimination)

	As of March 31,
	2017	2018

Cash and cash equivalents	$49,222	$52,868
Accounts receivable and other current assets	131,780	206,082
Amount due from related parties	—	6,794

Total current assets	181,002	265,744

Property and equipment, net	158,662	169,114
Acquired intangible assets, net	24,337	15,347
Other noncurrent assets	256,522	298,210

Total non-current assets	439,521	482,671

Total assets	620,523	748,415

Deferred revenues	57,361	87,388
Accounts payable and other current liabilities	201,260	314,094
Amount due to related parties	—	3,480

Total current liabilities	258,621	404,962
Total non-current liabilities	108,706	43,828

Total liabilities	367,327	448,790

	For the years ended March 31,
	2016	2017	2018

Net revenues	$330,391	$379,606	$514,141
Net income/(loss)	$12,614	$(12,012)	$3,508

	For the years ended March 31,
	2016	2017	2018

Net cash provided by operating activities	$92,294	$54,439	$63,646
Net cash used in investing activities	$(239,274)	$(44,407)	$(22,276)
Net cash provided by (used in) financing activities	$216,341	$(53,041)	$(37,724)